Shareholder Report, Average Annual Return (Details)		12 Months Ended		42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco V.I. American Franchise Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. American Franchise Fund (Series I)
Average Annual Return, Percent		11.67%						10.35%	14.87%
Invesco V.I. American Franchise Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. American Franchise Fund (Series II)
Average Annual Return, Percent		11.39%						10.08%	14.58%
Invesco V.I. American Value Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. American Value Fund (Series I)
Average Annual Return, Percent		21.00%						17.85%	12.29%
Invesco V.I. American Value Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. American Value Fund (Series II)
Average Annual Return, Percent		20.76%						17.56%	12.01%
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Average Annual Return, Percent		9.14%						2.53%	5.17%
Invesco V.I. Balanced-Risk Allocation Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Balanced-Risk Allocation Fund (Series II)
Average Annual Return, Percent		8.69%						2.27%	4.91%
Invesco V.I. Comstock Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Comstock Fund (Series I)
Average Annual Return, Percent		17.45%						15.43%	11.95%
Invesco V.I. Comstock Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Comstock Fund (Series II)
Average Annual Return, Percent		17.14%						15.14%	11.67%
Invesco V.I. Core Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Core Equity Fund (Series I)
Average Annual Return, Percent		16.17%						12.81%	11.73%
Invesco V.I. Core Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Core Equity Fund (Series II)
Average Annual Return, Percent		15.88%						12.52%	11.46%
Invesco V.I. Core Plus Bond Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Core Plus Bond Fund (Series I)
Average Annual Return, Percent		7.09%						(0.11%)	2.99%
Invesco V.I. Core Plus Bond Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Core Plus Bond Fund (Series II)
Average Annual Return, Percent		6.96%						(0.36%)	2.73%
Invesco V.I. Discovery Large Cap Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Discovery Large Cap Fund (Series I)
Average Annual Return, Percent		12.79%						11.69%	14.22%
Invesco V.I. Discovery Large Cap Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Discovery Large Cap Fund (Series II)
Average Annual Return, Percent	12.53%							11.41%	13.94%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Average Annual Return, Percent		4.79%						3.90%	11.38%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Average Annual Return, Percent		4.53%						3.64%	11.10%
Invesco V.I. Diversified Dividend Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Diversified Dividend Fund (Series I)
Average Annual Return, Percent		15.74%						10.81%	9.20%
Invesco V.I. Diversified Dividend Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Diversified Dividend Fund (Series II)
Average Annual Return, Percent		15.44%						10.53%	8.93%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)
Average Annual Return, Percent		11.10%						10.16%	11.39%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Average Annual Return, Percent		10.82%						9.89%	11.11%
Invesco V.I. Equity and Income Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Equity and Income Fund (Series I)
Average Annual Return, Percent		12.81%						8.94%	8.92%
Invesco V.I. Equity and Income Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Equity and Income Fund (Series II)
Average Annual Return, Percent		12.52%						8.68%	8.64%
Invesco V.I. EQV International Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. EQV International Equity Fund (Series I)
Average Annual Return, Percent		16.50%						3.68%	6.22%
Invesco V.I. EQV International Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. EQV International Equity Fund (Series II)
Average Annual Return, Percent		16.23%						3.42%	5.95%
Invesco V.I. Global Core Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Core Equity Fund (Series I)
Average Annual Return, Percent		15.56%						8.29%	8.91%
Invesco V.I. Global Core Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Core Equity Fund (Series II)
Average Annual Return, Percent		15.21%						8.03%	8.63%
Invesco V.I. Global Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Fund (Series I)
Average Annual Return, Percent		15.32%						7.28%	11.00%
Invesco V.I. Global Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Fund (Series II)
Average Annual Return, Percent		15.05%						7.01%	10.72%
Invesco V.I. Global Real Estate Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Real Estate Fund (Series I)
Average Annual Return, Percent		7.85%						1.73%	2.44%
Invesco V.I. Global Real Estate Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Real Estate Fund (Series II)
Average Annual Return, Percent		7.61%						1.49%	2.18%
Invesco V.I. Global Strategic Income Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Strategic Income Fund (Series I)
Average Annual Return, Percent		12.98%						1.65%	3.01%
Invesco V.I. Global Strategic Income Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Global Strategic Income Fund (Series II)
Average Annual Return, Percent		12.75%						1.39%	2.76%
Invesco V.I. Government Securities Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Government Securities Fund (Series I)
Average Annual Return, Percent		7.37%						0.04%	1.60%
Invesco V.I. Government Securities Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Government Securities Fund (Series II)
Average Annual Return, Percent		6.95%						(0.22%)	1.34%
Invesco V.I. Growth and Income Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Growth and Income Fund (Series I)
Average Annual Return, Percent		15.62%						12.85%	10.73%
Invesco V.I. Growth and Income Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Growth and Income Fund (Series II)
Average Annual Return, Percent		15.30%						12.56%	10.46%
Invesco V.I. Health Care Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Health Care Fund (Series I)
Average Annual Return, Percent		15.33%						3.80%	6.58%
Invesco V.I. Health Care Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Health Care Fund (Series II)
Average Annual Return, Percent		15.08%						3.54%	6.31%
Invesco V.I. High Yield Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. High Yield Fund (Series I)
Average Annual Return, Percent		6.73%						3.64%	4.83%
Invesco V.I. High Yield Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. High Yield Fund (Series II)
Average Annual Return, Percent		6.58%						3.40%	4.55%
Invesco V.I. International Growth Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. International Growth Fund (Series I)
Average Annual Return, Percent		16.32%						2.15%	5.64%
Invesco V.I. International Growth Fund-Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. International Growth Fund (Series II)
Average Annual Return, Percent		15.53%						1.88%	5.34%
Invesco V.I. Main Street Fund® - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Main Street Fund® (Series I)
Average Annual Return, Percent		15.93%						12.47%	12.53%
Invesco V.I. Main Street Fund® - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Main Street Fund® (Series II)
Average Annual Return, Percent		15.64%						12.19%	12.25%
Invesco V.I. Main Street Mid Cap Fund® - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Main Street Mid Cap Fund® (Series I)
Average Annual Return, Percent		9.19%						9.11%	9.35%
Invesco V.I. Main Street Mid Cap Fund® - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Main Street Mid Cap Fund® (Series II)
Average Annual Return, Percent		8.96%						8.83%	9.08%
Invesco V.I. Main Street Small Cap Fund® - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Main Street Small Cap Fund® (Series I)
Average Annual Return, Percent		8.70%						8.34%	10.59%
Invesco V.I. Main Street Small Cap Fund® - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Main Street Small Cap Fund® (Series II)
Average Annual Return, Percent		8.44%						8.07%	10.31%
Invesco® V.I. S&P 500 Buffer Fund - December - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund - December (Series I)
Average Annual Return, Percent		13.81%				8.12%
Invesco® V.I. S&P 500 Buffer Fund - December - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund - December (Series II)
Average Annual Return, Percent		12.08%				7.88%
Invesco® V.I. S&P 500 Buffer Fund – June - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund – June (Series I)
Average Annual Return, Percent		13.65%		14.03%
Invesco® V.I. S&P 500 Buffer Fund – June - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund – June (Series II)
Average Annual Return, Percent		13.35%		13.74%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund - March (Series I)
Average Annual Return, Percent		7.64%			8.37%
Invesco® V.I. S&P 500 Buffer Fund - March - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund - March (Series II)
Average Annual Return, Percent		7.25%			8.08%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund - September (Series I)
Average Annual Return, Percent		12.78%					8.84%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco® V.I. S&P 500 Buffer Fund - September (Series II)
Average Annual Return, Percent		12.63%					8.59%
Invesco V.I. Small Cap Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Small Cap Equity Fund (Series I)
Average Annual Return, Percent		8.05%						7.32%	9.55%
Invesco V.I. Small Cap Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Small Cap Equity Fund (Series II)
Average Annual Return, Percent		7.83%						7.06%	9.28%
Invesco V.I. Technology Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Technology Fund (Series I)
Average Annual Return, Percent		20.47%						10.30%	15.78%
Invesco V.I. Technology Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco V.I. Technology Fund (Series II)
Average Annual Return, Percent		20.16%						10.02%	15.49%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	17.88%	17.88%	17.88%	20.20%	13.31%	11.11%	13.17%	14.42%	14.82%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Average Annual Return, Percent		22.34%						11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%						(0.36%)	2.01%
MSCI ACWI ex USA® Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent		32.39%						7.91%	8.41%
MSCI World Index SM (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World IndexSM (Net)
Average Annual Return, Percent		21.09%						12.15%	12.17%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		21.09%						12.15%	12.17%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%						(2.15%)	1.26%
MSCI World Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World IndexSM (Net)
Average Annual Return, Percent		21.09%						12.15%	12.17%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	18.56%	18.56%						15.32%	18.13%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		11.05%						9.83%	9.78%
Custom Invesco V.I. Balanced-Risk Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Invesco V.I. Balanced-Risk Allocation Index
Average Annual Return, Percent		15.70%						7.24%	8.32%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		15.91%						11.33%	10.53%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		17.37%						13.59%	14.59%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		8.66%						6.65%	12.49%
S&P 500® Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Equal Weight Index
Average Annual Return, Percent		11.43%						10.48%	11.71%
Bloomberg U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent		6.88%						(0.59%)	2.16%
MSCI ACWI Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Growth Index (Net)
Average Annual Return, Percent		22.44%						11.12%	13.99%
Custom Invesco Global Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Invesco Global Real Estate Index
Average Annual Return, Percent		9.58%						2.45%	3.27%
Bloomberg Intermediate U.S. Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government Index
Average Annual Return, Percent		6.50%						0.64%	1.76%
S&P Composite 1500® Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Health Care Index
Average Annual Return, Percent		13.71%						7.54%	9.81%
MSCI World Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Health Care Index (Net)
Average Annual Return, Percent		14.83%						6.43%	8.14%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent		8.62%						4.50%	6.52%
MSCI All Country World ex-U.S. Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Growth Index (Net)
Average Annual Return, Percent		25.65%						4.01%	7.92%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		10.60%						8.67%	11.01%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		12.81%						6.09%	9.62%
S&P 500 Index (Price Only) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (Price Only)
Average Annual Return, Percent		16.39%		18.44%	11.64%	9.47%	11.52%
S&P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Average Annual Return, Percent		27.82%						18.02%	22.54%